May 01, 2025
Class I | Sustainable Equity Portfolio
Sustainable Equity Portfolio—Class I Shares
GOAL
The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Fees and Expenses
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. These tables do not reflect any fees and expenses charged by your insurance company under your variable contract or by your qualified plan. If the tables did reflect such fees and expenses, the overall expenses would be higher than those shown. Please refer to the prospectus for your variable contract or your qualified plan documentation for information on their separate fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class I Sustainable Equity Portfolio Sustainable Equity Portfolio Class I USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Class I Sustainable Equity Portfolio Sustainable Equity Portfolio Class I
Management fees	0.82%
Distribution and/or shareholder service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.89%

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example	1 Year	3 Years	5 Years	10 Years
Class I | Sustainable Equity Portfolio | Sustainable Equity Portfolio Class I | USD ($)	91	284	493	1,096

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies
To pursue its goal, the Fund seeks to invest primarily in common stocks of mid- to large-capitalization companies that meet the Fund's quality oriented financial and sustainable investing criteria. The Fund defines mid-capitalization companies as those with a total market capitalization of $2 billion and above and large-capitalization companies as those with a total market capitalization of $10 billion and above, both at the time of initial purchase.
The Portfolio Manager employs a fundamental research driven approach to stock selection and portfolio construction, with a focus on long term sustainability issues that, in the judgement of the Portfolio Manager, are financially material. This sustainable investment approach seeks to identify high quality, well-positioned companies with leadership that is focused on sustainability issues relevant to their business. In doing such, the Portfolio Manager seeks to identify companies with certain practices, including (i) clear and relevant communication regarding management’s understanding, commitment to, and prioritization of, sustainability issues relevant to the business; (ii) identification and disclosure of material sustainability considerations and management objectives (e.g., sustainability-linked goals and targets, including their supply chain, or executive compensation frameworks linked to such goals and targets); and/or (iii) board-level oversight on material sustainability issues. As part of the focus on quality, the Portfolio Manager looks for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above-average earnings growth and the sustainability of those earnings, as well as of the company’s business model, over the long term. The Portfolio Manager seeks to purchase the stock of businesses that he believes to be well positioned and attractively valued. Among companies that meet these criteria, the Portfolio Manager looks for those that show leadership in environmental, social and governance considerations, including safe and equitable workplace practices and constructive community relations.
As part of the focus on long-term sustainability, the Portfolio Manager looks for companies that show leadership in their environmental and workplace practices. The Fund seeks to invest in companies that demonstrate a focus in the following areas: (i) environmental issues; (ii) employment practices and diversity policies; (iii) community relations; (iv) supply chain issues; (v) product integrity (e.g., safety, quality) and (vi) disclosure and sustainability reporting.
Consistent with the Fund’s sustainable investing criteria, the Portfolio Manager focuses on identifying companies that are responsive to financially material environmental issues, including those that have identified and communicated climate-related risks and opportunities, have identified and communicated net-zero transition plans, have committed to or are transitioning to facilitate global decarbonization and/or the reduction of other greenhouse gas emissions; are agents of favorable change in workplace policies (particularly for women and minorities); are committed to upholding universal human rights standards; and are good corporate citizens. The Portfolio Manager judges companies on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, consistent with the Fund’s sustainable investing criteria, the Portfolio Manager endeavors to avoid companies that derive revenue from gambling or the production of alcohol, tobacco, weapons, nuclear power or private prisons. Consistent with the Portfolio Manager's fundamental approach to stock selection and in an effort to enhance shareholder value, the Portfolio Manager may engage with companies on a variety of topics, including but not limited to, environmental impact, workplace policies, community relations, product integrity, supply chains, governance and disclosure practices, and other emerging issues. Please see the Statement of Additional Information for a detailed description of the Fund’s sustainable investing criteria.
Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies. The Fund seeks to reduce risk by investing across many different industries. The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund.
The Portfolio Manager follows a disciplined selling strategy and may sell a security if he believes it is unattractively valued, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.
As a sustainable fund, the Fund is required by the federal securities laws to have a policy, which it cannot change without providing investors at least 60 days' written notice, of investing at least 80% of its net assets in equity securities selected in accordance with its ESG criteria. The Fund considers its ESG criteria to be the same as its sustainable investing criteria. The 80% test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding. In practice, the Portfolio Manager intends to hold only securities selected in accordance with the Fund's ESG criteria.

PRINCIPAL INVESTMENT RISKS
PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Description of Index” in the prospectus, has characteristics relevant to the Fund’s investment strategy. The performance information does not reflect variable contract or qualified plan fees and expenses. If such fees and expenses were reflected, returns would be less than those shown. Please refer to the prospectus for your variable contract or your qualified plan documentation for information on their separate fees and expenses.
Returns would have been lower if Neuberger Berman Investment Advisers LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

year-by-year % Returns as of 12/31 each year

Best quarter:	Q2 2020	19.21%
Worst quarter:	Q1 2020	-21.38%

average annual total % returns as of 12/31/24
Sustainable Equity Portfolio
Average Annual Returns - Class I - Sustainable Equity Portfolio	Label	1 Year	5 Years	10 Years
Sustainable Equity Portfolio Class I	Class I	25.84%	13.97%	11.44%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%